Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 3,840,903	$ 3,822,542
Trademarks	26,142	25,023
Total, at cost	3,867,045	3,847,565
Accumulated Amortization	(3,839,113)	(3,788,954)
Total, net	$ 27,932	$ 58,611